Columbia Acorn Trust

Columbia Acorn Fund

Columbia Acorn International

Columbia Acorn USA

Columbia Acorn Select

Columbia Acorn International Select

Columbia Thermostat Fund

Supplement dated February 2, 2007 to the
Statement of Additional Information
dated May 1, 2006

The Funds listed above are each a “Fund” and collectively, the “Funds,” and Columbia Wanger Asset Management, L.P., the Funds’ investment adviser and administrator, is “Columbia WAM.”

Effective immediately, the chart in the section entitled “Management of the Trust—Trustees and Officers” beginning on page 34 of the Funds’ statement of additional information is deleted and replaced in its entirety as follows:

Name, Position(s) with Columbia Acorn and Age at January 1, 2007	Year First Elected or Appointed to Office*	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer	Other Directorships

Trustees who are not interested persons of Columbia Acorn:

Margaret Eisen, 53, Trustee	2002	Managing Director, CFA Institute since 2005; Chief Investment Officer, EAM International LLC (corporate finance and asset management) since 2003; prior thereto, managing director, DeGuardiola Advisors (investment bank); formerly managing director, North American Equities at General Motors Asset Management, and director of Worldwide Pension Investments for DuPont Asset Management.	10	Antigenics, Inc. (biotechnology and drugs); Wanger Advisors Trust.

Jerome Kahn, Jr., 72, Trustee	1987	Portfolio manager and stock analyst and former president, William Harris Investors, Inc. (investment adviser).	10	Wanger Advisors Trust.

Name, Position(s) with Columbia Acorn and Age at January 1, 2007	Year First Elected or Appointed to Office*	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer	Other Directorships

Steven N. Kaplan, 47, Trustee	1999	Neubauer Family Professor of Entrepreneurship and Finance, Graduate School of Business, University of Chicago.	10	Morningstar, Inc. (provider of independent investment research); Wanger Advisors Trust.

David C. Kleinman, 71, Trustee	1972	Adjunct professor of strategic management, University of Chicago Graduate School of Business; Business consultant.	10	Sonic Foundry, Inc. (rich media systems and software); Wanger Advisors Trust.

Allan B. Muchin, 70, Trustee	1998	Chairman emeritus, Katten Muchin Rosenman LLP (law firm).	10	Wanger Advisors Trust.

Robert E. Nason, 70, Chairman of the Board and Trustee	1998	Consultant and private investor; formerly executive partner, chief executive officer and member of the executive committee of Grant Thornton, LLP (public accounting firm) and member of the policy board of Grant Thornton International.	10	Wanger Advisors Trust.

James A. Star, 45, Trustee	2006	President, Longview Management Group LLC (investment advisor) since 2003; prior thereto portfolio manager; vice president, Henry Crown and Company (investment firm) since 1994; president and chief investment officer, Star Partners (hedge fund) 1998-2003.	10	Wanger Advisors Trust.

Patricia H. Werhane, 71, Trustee	2006	Ruffin Professor of Business Ethics, Darden Graduate School of Business Administration, University of Virginia (since 1993); Senior Fellow of the Olsson Center for Applied Ethics, Darden Graduate School of Business Administration, University of Virginia (2001 to present); and Wicklander Chair of Business Ethics and Director of the Institute for Business and Professional Ethics, DePaul University (since September 2003).	10	Wanger Advisors Trust.

Name, Position(s) with Columbia Acorn and Age at January 1, 2007	Year First Elected or Appointed to Office*	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer	Other Directorships

John A. Wing, 71, Trustee	2002	Partner, Dancing Lion Investment Partners (investment partnership); prior thereto, Frank Wakely Gunsaulus Professor of Law and Finance, and chairman of the Center for the Study of Law and Financial Markets, Illinois Institute of Technology; formerly chairman of the board and chief executive officer of ABN-AMRO Incorporated (formerly named The Chicago Corporation, a financial services firm) and chief executive officer of Market Liquidity Network, LLC.	10	First Chicago Bank and Trust and First Chicago Bancorp; Wanger Advisors Trust.

Trustees who are interested persons of Columbia Acorn:

Charles P. McQuaid, 53, Trustee and President(1)	1992	President and Chief Investment Officer, Columbia WAM since 2003; portfolio manager since 1995 and director of research 1992-2003; Columbia WAM interim director of international research, Columbia WAM 2003-2004; president, Wanger Advisors Trust since 2003.	10	Wanger Advisors Trust.

Ralph Wanger, 72, Trustee(2)	1970	Founder, former president, chief investment officer and portfolio manager, Columbia WAM (July 1992 to September 2003); president, Columbia Acorn Trust (1992 to September 2003); president, Wanger Advisors Trust (1994 to September 2003); director, Wanger Investment Company PLC; advisor to Columbia WAM (September 2003 to September 2005).	10	Wanger Advisors Trust.

Name, Position(s) with Columbia Acorn and Age at January 1, 2007	Year First Elected or Appointed to Office*	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex for Which Officer Acts in Same Capacity	Other Directorships

Officers of Columbia Acorn:

Ben Andrews, 40, Vice President	2004	Analyst and portfolio manager, Columbia WAM since 1998; vice president, Wanger Advisors Trust.	10	None.

J. Kevin Connaughton, 42, Assistant Treasurer	2001	Treasurer and Chief Financial Officer Columbia Funds and Liberty All-Star Funds; assistant treasurer Wanger Advisors Trust; treasurer Galaxy Funds (September 2002 to November 2005); treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC (December 2002 to December 2004).	155	Banc of America Capital Management (Ireland), Limited.

Michael G. Clarke, 37, Assistant Treasurer	2004	Assistant treasurer, Wanger Advisors Trust; chief accounting officer and assistant treasurer of the Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds since October 2004; Managing Director of Columbia WAM; Controller, Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds (May 2004 to October 2004); Assistant Treasurer (June 2002 to May 2004); Vice President, Product Strategy & Development of the Liberty Funds and Stein Roe Funds (February 2001 to June 2002).	155	None.

Jeffrey R. Coleman, 37, Assistant Treasurer	2006	Assistant treasurer, Wanger Advisors Trust since March 2006; Group Operations Manager, Columbia WAM since October 2004; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) (August 2000 to September 2004).	155	None.

P. Zachary Egan, 38, Vice President	2003	Director of international research, Columbia WAM, since December 2004; analyst and portfolio manager, Columbia WAM since 1999; prior thereto, research fellow with the Robert Bosch Foundation.	6	None.

Peter T. Fariel, 49, Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; prior thereto Partner, Goodwin Procter LLP (law firm).	155	None.

Name, Position(s) with Columbia Acorn and Age at January 1, 2007	Year First Elected or Appointed to Office*	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex for Which Officer Acts in Same Capacity	Other Directorships

John Kunka, 35, Assistant Treasurer	2006	Director of Accounting and Operations, Columbia WAM, since May 2006; assistant treasurer, Wanger Advisors Trust, since 2006; Manager of Mutual Fund Operations, Calamos Advisors, Inc., September 2005 to May 2006; prior thereto, Manager of Mutual Fund Administration, Van Kampen Investments.	10	None.

Bruce H. Lauer, 49, Vice President, Secretary and Treasurer	1995	Chief operating officer, Columbia WAM since April 1995; vice president, treasurer and secretary, Wanger Advisors Trust; director, Wanger Investment Company PLC; director, Banc of America Capital Management (Ireland) Ltd.	10	None.

Joseph LaPalm, 36, Vice President	2006	Chief compliance officer, Columbia WAM since 2005; vice president, Wanger Advisors Trust since 2006; prior thereto, compliance officer, William Blair & Company (investment firm)	10	None.

Robert A. Mohn, 45, Vice President	1997	Analyst and portfolio manager, Columbia WAM since August 1992; director of domestic research, Columbia WAM since March 2004; vice president, Wanger Advisors Trust.	10	None.

Louis J. Mendes, 42, Vice President	2003	Analyst and portfolio manager, Columbia WAM since 2001; vice president, Wanger Advisors Trust; prior thereto, analyst and portfolio manager, Merrill Lynch (investment firm).	10	None.

Christopher Olson, 41, Vice President	2001	Analyst and portfolio manager, Columbia WAM since January 2001; vice president, Wanger Advisors Trust.	10	None.

Robert Scales, 54, Chief Compliance Officer, Senior Vice President and General Counsel	2004	Senior vice president, chief legal officer and general counsel, Wanger Advisors Trust since 2004; Associate General Counsel, Grant Thornton LLP prior thereto.	10	None.

Linda Roth-Wiszowaty, 37, Assistant Secretary	2006	Assistant secretary, Wanger Advisors Trust; Executive Administrator, Columbia WAM since April 2004; prior thereto Executive Assistant to the Chief Operating Officer.	10	None.

*      Dates prior to April 1992 correspond to the date first elected or appointed as a director or officer of Acorn Fund Inc., the Trust’s predecessor.

(1)   Trustee who is an “interested person” of the Trust and of Columbia WAM, as defined in the 1940 Act, because he is an officer of the Trust and Columbia WAM.

(2)   Trustee who is treated as an “interested person” of the Trust and of Columbia WAM, as defined in the 1940 Act, because he is a former officer of the Trust, former employee of Columbia WAM and former consultant to Columbia WAM.

INT-50/127137-0207